Nature of Business and Summary of Significant Accounting Policies (Details) - BCP QUALTEK HOLDCO, LLC $ in Millions	9 Months Ended	12 Months Ended
	Oct. 02, 2021 segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Number of reportable segments | segment	2	2
Factoring related interest expense | $		$ 1.8	$ 1.7
Point in time
Percentage of revenue on consolidated revenue		35.00%	32.00%